Provision for contingencies (Details 1) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current provisions [abstract]
Civil	R$ 6,680	R$ 4,326
Labor	324	322
Total	R$ 7,004	R$ 4,648